CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Cash flows from operating activities
Net income (loss)	$ (275)	$ 2,899	$ 3,079
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation expense and amortization of intangible assets	2,980	2,667	2,103
Amortization of debt discount and other costs	126	138	167
Stock-based compensation	191	168	115
Loss on restructure of debt	4	49	195
(Gain) loss from currency hedges, net	(183)	64	27
Equity in net income of equity method investees	(25)	(447)	(474)
Gain from Inotera issuance of shares	0	(3)	(97)
Gain from disposition of interest in Aptina	0	(1)	(119)
Change in operating assets and liabilities
Receivables	465	393	(518)
Inventories	(549)	116	194
Accounts payable and accrued expenses	272	(691)	671
Deferred income taxes, net	(15)	168	68
Other noncurrent liabilities	(63)	(16)	243
Other	240	(296)	45
Net cash provided by operating activities	3,168	5,208	5,699
Cash flows from investing activities
Expenditures for property, plant, and equipment	(5,817)	(4,021)	(3,107)
Purchases of available-for-sale securities	(1,026)	(4,392)	(1,063)
Payments to settle hedging activities	(152)	(132)	(26)
(Increase) decrease in restricted cash	(23)	(15)	536
Proceeds from sales and maturities of available-for-sale securities	3,690	2,248	557
Proceeds from settlement of hedging activities	335	56	18
Cash received from disposition of interest in Aptina	6	1	105
Other	(81)	23	78
Net cash provided by (used for) investing activities	(3,068)	(6,232)	(2,902)
Cash flows from financing activities
Proceeds from issuance of debt	2,199	2,212	2,212
Proceeds from equipment sale-leaseback transactions	765	291	14
Proceeds from issuance of stock under equity plans	49	73	265
Contributions from noncontrolling interests	37	142	102
Repayments of debt	(870)	(2,329)	(3,843)
Cash paid to acquire treasury stock	(148)	(884)	(76)
Acquisition of noncontrolling interests	(93)	0	(18)
Payments on equipment purchase contracts	(46)	(95)	(30)
Other	(148)	(128)	(125)
Net cash provided by (used for) financing activities	1,745	(718)	(1,499)
Effect of changes in currency exchange rates on cash and equivalents	8	(121)	(28)
Net increase (decrease) in cash and equivalents	1,853	(1,863)	1,270
Cash and equivalents at beginning of period	2,287	4,150	2,880
Cash and equivalents at end of period	4,140	2,287	4,150
Supplemental disclosures
Income taxes paid, net	(90)	(63)	(43)
Interest paid, net of amounts capitalized	(267)	(226)	(163)
Noncash investing and financing activities
Exchange of convertible notes	0	0	756
Acquisition of noncontrolling interest	$ 0	$ 0	$ 127